Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000020370 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	52.30%
C000020370 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	0.20%
C000020370 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.60%
C000020370 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	5.70%
C000020370 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	3.30%
C000020370 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	8.80%
C000020370 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.70%
C000020370 | 270+ days
Holdings [Line Items]
Percent of Total Investments	18.40%
C000020370 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	52.80%
C000020370 | AssetGovernment agency debt
Holdings [Line Items]
Percent of Total Investments	25.40%
C000020370 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	21.10%
C000020370 | AssetOther instruments
Holdings [Line Items]
Percent of Total Investments	0.60%
C000020370 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000275148 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	52.30%
C000275148 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	0.20%
C000275148 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.60%
C000275148 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	5.70%
C000275148 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	3.30%
C000275148 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	8.80%
C000275148 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.70%
C000275148 | 270+ days
Holdings [Line Items]
Percent of Total Investments	18.40%
C000275148 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	52.80%
C000275148 | AssetGovernment agency debt
Holdings [Line Items]
Percent of Total Investments	25.40%
C000275148 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	21.10%
C000275148 | AssetOther instruments
Holdings [Line Items]
Percent of Total Investments	0.60%
C000275148 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020369 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	52.30%
C000020369 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	0.20%
C000020369 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.60%
C000020369 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	5.70%
C000020369 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	3.30%
C000020369 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	8.80%
C000020369 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.70%
C000020369 | 270+ days
Holdings [Line Items]
Percent of Total Investments	18.40%
C000020369 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	52.80%
C000020369 | AssetGovernment agency debt
Holdings [Line Items]
Percent of Total Investments	25.40%
C000020369 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	21.10%
C000020369 | AssetOther instruments
Holdings [Line Items]
Percent of Total Investments	0.60%
C000020369 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020371 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	52.30%
C000020371 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	0.20%
C000020371 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.60%
C000020371 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	5.70%
C000020371 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	3.30%
C000020371 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	8.80%
C000020371 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.70%
C000020371 | 270+ days
Holdings [Line Items]
Percent of Total Investments	18.40%
C000020371 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	52.80%
C000020371 | AssetGovernment agency debt
Holdings [Line Items]
Percent of Total Investments	25.40%
C000020371 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	21.10%
C000020371 | AssetOther instruments
Holdings [Line Items]
Percent of Total Investments	0.60%
C000020371 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000246242 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	52.30%
C000246242 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	0.20%
C000246242 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.60%
C000246242 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	5.70%
C000246242 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	3.30%
C000246242 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	8.80%
C000246242 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.70%
C000246242 | 270+ days
Holdings [Line Items]
Percent of Total Investments	18.40%
C000246242 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	52.80%
C000246242 | AssetGovernment agency debt
Holdings [Line Items]
Percent of Total Investments	25.40%
C000246242 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	21.10%
C000246242 | AssetOther instruments
Holdings [Line Items]
Percent of Total Investments	0.60%
C000246242 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000159700 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	52.30%
C000159700 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	0.20%
C000159700 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.60%
C000159700 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	5.70%
C000159700 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	3.30%
C000159700 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	8.80%
C000159700 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.70%
C000159700 | 270+ days
Holdings [Line Items]
Percent of Total Investments	18.40%
C000159700 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	52.80%
C000159700 | AssetGovernment agency debt
Holdings [Line Items]
Percent of Total Investments	25.40%
C000159700 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	21.10%
C000159700 | AssetOther instruments
Holdings [Line Items]
Percent of Total Investments	0.60%
C000159700 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020372 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	52.30%
C000020372 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	0.20%
C000020372 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.60%
C000020372 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	5.70%
C000020372 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	3.30%
C000020372 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	8.80%
C000020372 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.70%
C000020372 | 270+ days
Holdings [Line Items]
Percent of Total Investments	18.40%
C000020372 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	52.80%
C000020372 | AssetGovernment agency debt
Holdings [Line Items]
Percent of Total Investments	25.40%
C000020372 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	21.10%
C000020372 | AssetOther instruments
Holdings [Line Items]
Percent of Total Investments	0.60%
C000020372 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000221203 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	52.30%
C000221203 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	0.20%
C000221203 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.60%
C000221203 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	5.70%
C000221203 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	3.30%
C000221203 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	8.80%
C000221203 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.70%
C000221203 | 270+ days
Holdings [Line Items]
Percent of Total Investments	18.40%
C000221203 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	52.80%
C000221203 | AssetGovernment agency debt
Holdings [Line Items]
Percent of Total Investments	25.40%
C000221203 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	21.10%
C000221203 | AssetOther instruments
Holdings [Line Items]
Percent of Total Investments	0.60%
C000221203 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000240629 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	52.30%
C000240629 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	0.20%
C000240629 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.60%
C000240629 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	5.70%
C000240629 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	3.30%
C000240629 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	8.80%
C000240629 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.70%
C000240629 | 270+ days
Holdings [Line Items]
Percent of Total Investments	18.40%
C000240629 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	52.80%
C000240629 | AssetGovernment agency debt
Holdings [Line Items]
Percent of Total Investments	25.40%
C000240629 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	21.10%
C000240629 | AssetOther instruments
Holdings [Line Items]
Percent of Total Investments	0.60%
C000240629 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000086828 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	11.70%
C000086828 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	14.00%
C000086828 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	24.90%
C000086828 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	20.20%
C000086828 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.20%
C000086828 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	5.70%
C000086828 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	4.70%
C000086828 | 270+ days
Holdings [Line Items]
Percent of Total Investments	12.60%
C000086828 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	81.10%
C000086828 | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	10.10%
C000086828 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Total Investments	8.80%
C000278021 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	11.70%
C000278021 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	14.00%
C000278021 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	24.90%
C000278021 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	20.20%
C000278021 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.20%
C000278021 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	5.70%
C000278021 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	4.70%
C000278021 | 270+ days
Holdings [Line Items]
Percent of Total Investments	12.60%
C000278021 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	81.10%
C000278021 | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	10.10%
C000278021 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Total Investments	8.80%
C000275149 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	11.70%
C000275149 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	14.00%
C000275149 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	24.90%
C000275149 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	20.20%
C000275149 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.20%
C000275149 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	5.70%
C000275149 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	4.70%
C000275149 | 270+ days
Holdings [Line Items]
Percent of Total Investments	12.60%
C000275149 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	81.10%
C000275149 | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	10.10%
C000275149 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Total Investments	8.80%
C000246243 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	11.70%
C000246243 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	14.00%
C000246243 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	24.90%
C000246243 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	20.20%
C000246243 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.20%
C000246243 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	5.70%
C000246243 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	4.70%
C000246243 | 270+ days
Holdings [Line Items]
Percent of Total Investments	12.60%
C000246243 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	81.10%
C000246243 | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	10.10%
C000246243 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Total Investments	8.80%
C000150668 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	11.70%
C000150668 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	14.00%
C000150668 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	24.90%
C000150668 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	20.20%
C000150668 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.20%
C000150668 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	5.70%
C000150668 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	4.70%
C000150668 | 270+ days
Holdings [Line Items]
Percent of Total Investments	12.60%
C000150668 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	81.10%
C000150668 | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	10.10%
C000150668 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Total Investments	8.80%
C000020399 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	11.70%
C000020399 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	14.00%
C000020399 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	24.90%
C000020399 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	20.20%
C000020399 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	6.20%
C000020399 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	5.70%
C000020399 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	4.70%
C000020399 | 270+ days
Holdings [Line Items]
Percent of Total Investments	12.60%
C000020399 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	81.10%
C000020399 | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	10.10%
C000020399 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Total Investments	8.80%
C000020379 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	44.00%
C000020379 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.40%
C000020379 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020379 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	10.10%
C000020379 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	5.00%
C000020379 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	21.70%
C000020379 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	8.80%
C000020379 | 270+ days
Holdings [Line Items]
Percent of Total Investments	5.60%
C000020379 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	16.80%
C000020379 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	8.10%
C000020379 | AssetOther instruments
Holdings [Line Items]
Percent of Total Investments	2.00%
C000020379 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	10.40%
C000020379 | AssetCommercial paper
Holdings [Line Items]
Percent of Total Investments	40.70%
C000020379 | AssetCertificates of deposit
Holdings [Line Items]
Percent of Total Investments	22.00%
C000086827 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	44.00%
C000086827 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.40%
C000086827 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.40%
C000086827 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	10.10%
C000086827 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	5.00%
C000086827 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	21.70%
C000086827 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	8.80%
C000086827 | 270+ days
Holdings [Line Items]
Percent of Total Investments	5.60%
C000086827 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	16.80%
C000086827 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	8.10%
C000086827 | AssetOther instruments
Holdings [Line Items]
Percent of Total Investments	2.00%
C000086827 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	10.40%
C000086827 | AssetCommercial paper
Holdings [Line Items]
Percent of Total Investments	40.70%
C000086827 | AssetCertificates of deposit
Holdings [Line Items]
Percent of Total Investments	22.00%
C000168181 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	44.00%
C000168181 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.40%
C000168181 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.40%
C000168181 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	10.10%
C000168181 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	5.00%
C000168181 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	21.70%
C000168181 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	8.80%
C000168181 | 270+ days
Holdings [Line Items]
Percent of Total Investments	5.60%
C000168181 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	16.80%
C000168181 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	8.10%
C000168181 | AssetOther instruments
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168181 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	10.40%
C000168181 | AssetCommercial paper
Holdings [Line Items]
Percent of Total Investments	40.70%
C000168181 | AssetCertificates of deposit
Holdings [Line Items]
Percent of Total Investments	22.00%
C000086826 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	44.00%
C000086826 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.40%
C000086826 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.40%
C000086826 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	10.10%
C000086826 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	5.00%
C000086826 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	21.70%
C000086826 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	8.80%
C000086826 | 270+ days
Holdings [Line Items]
Percent of Total Investments	5.60%
C000086826 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	16.80%
C000086826 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	8.10%
C000086826 | AssetOther instruments
Holdings [Line Items]
Percent of Total Investments	2.00%
C000086826 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	10.40%
C000086826 | AssetCommercial paper
Holdings [Line Items]
Percent of Total Investments	40.70%
C000086826 | AssetCertificates of deposit
Holdings [Line Items]
Percent of Total Investments	22.00%
C000020404 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	74.20%
C000020404 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	0.50%
C000020404 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.20%
C000020404 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	7.70%
C000020404 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	4.20%
C000020404 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	5.30%
C000020404 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020404 | 270+ days
Holdings [Line Items]
Percent of Total Investments	3.10%
C000020404 | Tender option bond
Holdings [Line Items]
Percent of Total Investments	45.00%
C000020404 | Variable rate demand note
Holdings [Line Items]
Percent of Total Investments	27.30%
C000020404 | Other municipal debt
Holdings [Line Items]
Percent of Total Investments	27.00%
C000020404 | Treasury repurchase agreement
Holdings [Line Items]
Percent of Total Investments	0.70%
C000020406 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	74.20%
C000020406 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	0.50%
C000020406 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.20%
C000020406 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	7.70%
C000020406 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	4.20%
C000020406 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	5.30%
C000020406 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020406 | 270+ days
Holdings [Line Items]
Percent of Total Investments	3.10%
C000020406 | Tender option bond
Holdings [Line Items]
Percent of Total Investments	45.00%
C000020406 | Variable rate demand note
Holdings [Line Items]
Percent of Total Investments	27.30%
C000020406 | Other municipal debt
Holdings [Line Items]
Percent of Total Investments	27.00%
C000020406 | Treasury repurchase agreement
Holdings [Line Items]
Percent of Total Investments	0.70%
C000020407 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	74.20%
C000020407 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	0.50%
C000020407 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	3.20%
C000020407 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	7.70%
C000020407 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	4.20%
C000020407 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	5.30%
C000020407 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020407 | 270+ days
Holdings [Line Items]
Percent of Total Investments	3.10%
C000020407 | Tender option bond
Holdings [Line Items]
Percent of Total Investments	45.00%
C000020407 | Variable rate demand note
Holdings [Line Items]
Percent of Total Investments	27.30%
C000020407 | Other municipal debt
Holdings [Line Items]
Percent of Total Investments	27.00%
C000020407 | Treasury repurchase agreement
Holdings [Line Items]
Percent of Total Investments	0.70%
C000064992 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	54.80%
C000064992 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.70%
C000064992 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	4.00%
C000064992 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	2.80%
C000064992 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	3.40%
C000064992 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	9.00%
C000064992 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.90%
C000064992 | 270+ days
Holdings [Line Items]
Percent of Total Investments	16.40%
C000064992 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	56.00%
C000064992 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	44.00%
C000275150 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	54.80%
C000275150 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.70%
C000275150 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	4.00%
C000275150 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	2.80%
C000275150 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	3.40%
C000275150 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	9.00%
C000275150 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.90%
C000275150 | 270+ days
Holdings [Line Items]
Percent of Total Investments	16.40%
C000275150 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	56.00%
C000275150 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	44.00%
C000020412 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	54.80%
C000020412 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.70%
C000020412 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	4.00%
C000020412 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	2.80%
C000020412 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020412 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	9.00%
C000020412 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.90%
C000020412 | 270+ days
Holdings [Line Items]
Percent of Total Investments	16.40%
C000020412 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	56.00%
C000020412 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	44.00%
C000020413 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	54.80%
C000020413 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.70%
C000020413 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	4.00%
C000020413 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	2.80%
C000020413 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020413 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	9.00%
C000020413 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.90%
C000020413 | 270+ days
Holdings [Line Items]
Percent of Total Investments	16.40%
C000020413 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	56.00%
C000020413 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	44.00%
C000210934 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	54.80%
C000210934 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.70%
C000210934 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	4.00%
C000210934 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210934 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	3.40%
C000210934 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	9.00%
C000210934 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.90%
C000210934 | 270+ days
Holdings [Line Items]
Percent of Total Investments	16.40%
C000210934 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	56.00%
C000210934 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	44.00%
C000020414 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	54.80%
C000020414 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.70%
C000020414 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	4.00%
C000020414 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	2.80%
C000020414 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020414 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	9.00%
C000020414 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.90%
C000020414 | 270+ days
Holdings [Line Items]
Percent of Total Investments	16.40%
C000020414 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	56.00%
C000020414 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	44.00%
C000246244 | 1-7 day(s)
Holdings [Line Items]
Percent of Total Investments	54.80%
C000246244 | 8-14 days
Holdings [Line Items]
Percent of Total Investments	1.70%
C000246244 | 15-29 days
Holdings [Line Items]
Percent of Total Investments	4.00%
C000246244 | 30-59 days
Holdings [Line Items]
Percent of Total Investments	2.80%
C000246244 | 60-89 days
Holdings [Line Items]
Percent of Total Investments	3.40%
C000246244 | 90-179 days
Holdings [Line Items]
Percent of Total Investments	9.00%
C000246244 | 180-269 days
Holdings [Line Items]
Percent of Total Investments	7.90%
C000246244 | 270+ days
Holdings [Line Items]
Percent of Total Investments	16.40%
C000246244 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Total Investments	56.00%
C000246244 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	44.00%